Benefit Plans	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Benefit Plans	Benefit Plans
Defined Benefit Retirement Plans

Truist provides defined benefit retirement plans qualified under the IRC. Benefits are based on years of service, age at retirement and the employee’s compensation during the five highest consecutive years of earnings within the last ten years of employment. In addition, supplemental retirement benefits are provided to certain key officers under supplemental defined benefit executive retirement plans, which are not qualified under the IRC. Although technically unfunded plans, Rabbi Trusts, and insurance policies on the lives of certain of the covered employees are available to finance future benefits.

The following tables present a summary of the qualified and nonqualified defined benefit pension plans. On the Consolidated Balance Sheets, the qualified pension plan net asset is recorded as a component of Other assets and the nonqualified pension plan net liability is recorded as a component of Other liabilities. The data is calculated using an actuarial measurement date of December 31.

		Year Ended December 31,
(Dollars in millions)	Location	2023	2022	2021
Net periodic pension cost:
Service cost(1)	Personnel expense / Net income from discontinued operations	$341	$548	$612
Interest cost	Other expense	446	351	319
Estimated return on plan assets	Other expense	(909)	(1,078)	(998)
Net amortization and other	Other expense	78	35	35
Net periodic benefit cost (income)		(44)	(144)	(32)
Pre-tax amounts recognized in OCI:
Net actuarial loss (gain)		(567)	1,949	(1,012)
Net amortization		(78)	(35)	(35)
Net amount recognized in OCI		(645)	1,914	(1,047)
Total net periodic pension costs (income) recognized in total comprehensive income, pre-tax		$(689)	$1,770	$(1,079)
Weighted average assumptions used to determine net periodic pension cost:
Discount rate		5.30%	3.18%	2.94%
Expected long-term rate of return on plan assets		6.70	6.50	6.70
Cash balance interest crediting rate		4.50	4.00	3.00
Assumed long-term rate of annual compensation increases		4.50	4.50	4.50
(1)Includes $22 million, $40 million and $41 million for the year ended December 31, 2023, 2022, and 2021, respectively, of service cost reported in net income from discontinued operations for the qualified defined benefit pension plan for employees of TIH. Following the sale of TIH, Truist will (i) no longer recognize the service costs for TIH employees, (ii) retain the related postretirement benefit obligation for TIH employees, and (iii) remeasure the postretirement benefit obligation of the plan.

The weighted average expected long-term rate of return on plan assets represents the average rate of return expected to be earned on plan assets over the period the benefits included in the benefit obligation are to be paid. In developing the expected rate of return, Truist considers long-term compound annualized returns of historical market data for each asset category, as well as historical actual returns on the plan assets. Using this reference information, the Company develops forward-looking return expectations for each asset category and a weighted average expected long-term rate of return for the plan based on target asset allocations contained in the Company’s Investment Policy Statement. For 2024, the expected rate of return on plan assets is 6.8%.
Activity in the projected benefit obligation is presented in the following table:

	Year Ended December 31,
(Dollars in millions)	Qualified Plan		Nonqualified Plans
	2023	2022	2023	2022
Projected benefit obligation, January 1	$7,924	$10,461	$655	$740
Service cost	308	503	33	45
Interest cost	411	327	35	25
Actuarial (gain) loss(1)	93	(3,013)	(36)	(130)
Benefits paid	(507)	(354)	(28)	(25)
Other(2)	(235)	—	—	—
Projected benefit obligation, December 31	$7,994	$7,924	$659	$655
Accumulated benefit obligation, December 31	$7,134	$7,070	$567	$517
Weighted average assumptions used to determine projected benefit obligations:
Weighted average assumed discount rate	5.12%	5.30%	5.12%	5.30%
Assumed rate of annual compensation increases	4.50	4.50	4.50	4.50
(1)For the qualified plan, the 2023 loss is primarily due to decreases in the assumed discount rate, net of the impact of actual plan experience. For the nonqualified plans, the 2023 gain is primarily due to impact of plan experience. For the qualified plan, the 2022 gains are primarily due to increases in the assumed discount rate, net of the impact of actual plan experience. For the nonqualified plans, the 2022 gain is primarily due to an increase in the assumed discount rate.
(2)In 2023, the Company entered into a transaction to sell a portion of the pension obligations to a third party for certain participants in the qualified defined benefit plan.

Activity in plan assets is presented in the following table:

	Year Ended December 31,
(Dollars in millions)	Qualified Plan		Nonqualified Plans
	2023	2022	2023	2022
Fair value of plan assets, January 1	$12,462	$16,399	$—	$—
Actual return (loss) on plan assets	1,533	(4,014)	—	—
Employer contributions	1,305	431	28	25
Benefits paid	(507)	(354)	(28)	(25)
Other	(235)	—	—	—
Fair value of plan assets, December 31	$14,558	$12,462	$—	$—
Funded status, December 31	$6,564	$4,538	$(659)	$(655)

The following are the pre-tax amounts recognized in AOCI:

(Dollars in millions)	Qualified Plan		Nonqualified Plans
	Dec 31, 2023	Dec 31, 2022	Dec 31, 2023	Dec 31, 2022
Prior service credit (cost)	$(21)	$(40)	$20	$39
Net actuarial gain (loss)	(1,283)	(1,884)	(72)	(116)
Net amount recognized	$(1,304)	$(1,924)	$(52)	$(77)

Truist has historically made contributions to the qualified pension plan in amounts between the minimum required for funding and the maximum amount deductible for federal income tax purposes. Truist does not currently expect contributions for 2024. For the nonqualified plans, employer contributions are based on benefit payments.

The following table reflects the estimated benefit payments for the periods presented:

(Dollars in millions)	Qualified Plan	Nonqualified Plans
2024	$342	$31
2025	348	37
2026	364	34
2027	383	35
2028	402	36
2029-2033	2,321	203

The Company’s primary total return objective is to achieve returns that, over the long term, will fund retirement liabilities and provide for the desired plan benefits in a manner that satisfies the fiduciary requirements of ERISA. The plan assets have a long-term time horizon that runs concurrent with the average life expectancy of the participants. As such, the Plan can assume a time horizon that extends well beyond a full market cycle and can assume an above-average level of risk, as measured by the standard deviation of annual return. The investments are broadly diversified among economic sector, industry, quality, and size in order to reduce risk and to produce incremental return. Within approved guidelines and restrictions, investment managers have wide discretion over the timing and selection of individual investments.
Truist periodically reviews its asset allocation and investment policy and makes changes to its target asset allocation. Truist has established guidelines within each asset category to ensure the appropriate balance of risk and reward. The following table presents the fair values of the qualified pension plan assets by asset category:

(Dollars in millions)	Target Allocation		December 31, 2023			December 31, 2022
	Min	Max	Total	Level 1	Level 2	Total	Level 1	Level 2
Cash and cash-equivalents(1)			$309	$309	$—	$314	$314	$—
U.S. equity securities	19.5%	29.5%	3,699	2,674	1,025	3,171	1,602	1,569
International equity securities	5.5	15.5	1,757	253	1,504	1,672	269	1,403
Fixed income securities	50.0	60.0	7,819	—	7,819	6,495	—	6,495
Total			$13,584	$3,236	$10,348	$11,652	$2,185	$9,467
(1)Includes funds held in a short-term, government money-market fund.

International equity securities include certain pooled investment vehicles, such as a common/commingled fund, which consist of assets from several investors, pooled together, to reduce management and administration costs. At December 31, 2023 and 2022, investments totaling $883 million and $735 million, respectively, have been excluded from the table above as these investments are valued based on net asset value as a practical expedient.

Defined Contribution Plans

Truist offers a 401(k) Savings Plan and other defined contribution plans that permit teammates to contribute up to 50% of cash compensation. For full-time teammates who are 21 years of age or older with one year or more of service, Truist made matching contributions of up to 6% of the employee’s compensation through December 31, 2023. Beginning on January 1, 2024, Truist will make a match up to 4% of the employee’s compensation and may provide an additional discretionary matching contribution. The Company’s contribution expense for the 401(k) Savings Plan and nonqualified defined contribution plans totaled $206 million, $207 million and $228 million for the years ended December 31, 2023, 2022 and 2021, respectively. Certain teammates of subsidiaries participate in the 401(k) Savings Plan with different matching formulas.

Equity-Based Compensation Plans

At December 31, 2023, RSAs, RSUs, and PSUs were outstanding from equity-based compensation plans that have been approved by shareholders and plans assumed from acquired entities. Those plans are intended to assist the Company in recruiting and retaining teammates, directors, and independent contractors and to align the interests of eligible participants with those of Truist and its shareholders.

The majority of outstanding awards and awards available to be issued relate to plans that allow for accelerated vesting of awards for holders who retire and have met all retirement eligibility requirements or in connection with certain other events. Until vested, certain of these awards are subject to forfeiture under specified circumstances. The fair value of RSUs and PSUs is based on the common stock price on the grant date less the present value of expected dividends that will be foregone during the vesting period. Substantially all awards are granted in February of each year. Grants to non-executive teammates primarily consist of RSUs.

The following table provides a summary of the equity-based compensation plans:

(Shares in thousands)	Dec 31, 2023
Shares available for future grants	34,044
Vesting period, minimum	1.0 year
Vesting period, maximum	6.0 years

The following table presents a summary of selected data related to equity-based compensation costs:

	As of / For the Year Ended December 31,
(Dollars in millions)	2023	2022	2021
Equity-based compensation expense	$298	$261	$259
Income tax benefit from equity-based compensation expense	70	61	61
Intrinsic value of options exercised, and RSUs and PSUs that vested during the year	170	286	413
Grant date fair value of equity-based awards that vested during the year	258	239	350
Unrecognized compensation cost related to equity-based awards	240	249	209
Weighted-average life over which compensation cost is expected to be recognized	2.5 years	2.7 years	2.5 years
The following table presents the activity related to awards of RSUs, PSUs, and restricted shares:

(Shares in thousands)	Units/Shares	Wtd. Avg. Grant Date Fair Value
Nonvested at January 1, 2023	14,359	$52.84
Granted	8,673	41.47
Vested	(5,129)	50.31
Forfeited	(1,263)	46.14
Nonvested at December 31, 2023	16,640	48.36

Other Benefits

There are various other employment contracts, deferred compensation arrangements, and non-compete covenants with selected members of management and certain retirees as well as an employee stock purchase plan. These plans and their obligations are not material to the financial statements.